Trade and Other Payables - Disclosure of Movement in the Liability for Annual Leave (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Balance at beginning of year	R 540	R 504
Benefits paid	(567)	(537)
Total expense per income statement	538	575
Translation (gain)/loss	26	(2)
Balance at end of year	R 537	R 540